Off-Balance Sheet Items - Schedule of Credit Exposure (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Agreed Credits	$ 1,491,140,062	$ 1,413,849,992
Documentary Export and Import Credits	87,373,197	160,742,661
Guarantees Granted	1,531,180,928	1,212,848,062
Liabilities for Foreign Trade Operations	$ 72,274,408	$ 97,428,762